Nuveen Kansas Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
S
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.1%
X 200,468,543
MUNICIPAL BONDS - 97.0%   X 200,468,543
CONSUMER STAPLES - 3.9%
$ 4,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 $ 3,088,967
1,140 (c) Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
9/24 at 100.00 1,145,893
905 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/24 at 100.00 904,923
425 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 436,375
280 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 282,642
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,270,603
TOTAL CONSUMER STAPLES 8,129,403
EDUCATION AND CIVIC ORGANIZATIONS - 4.7%
Kansas City Kansas Community College, Wyandotte County, Kansas,
Auxiliary Enterprise System Revenue Bonds, Series 2021:
4,500 4.000%, 9/01/47 9/30 at 100.00 4,204,458
2,000 4.000%, 9/01/52 9/30 at 100.00 1,835,838
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Series 2016A, 4.000%, 3/01/27
9/24 at 100.00 250,112
1,000 (d) Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32
9/24 at 100.00 220,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 3,179,025
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 9,689,433
HEALTH CARE - 8.7%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 405,858
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016:
440 5.000%, 12/01/29 12/26 at 100.00 431,839
445 5.000%, 12/01/30 12/26 at 100.00 433,812
50 5.000%, 12/01/31 12/26 at 100.00 48,348
1,075 5.000%, 12/01/36 12/26 at 100.00 1,024,066
400 5.000%, 12/01/41 12/26 at 100.00 355,711
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 911,834
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B:
285 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 307,931
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 831,770
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 313,876
5,000 5.000%, 7/01/48 7/28 at 100.00 5,108,045
Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C:
270 5.000%, 11/15/52, (Mandatory Put 11/15/26) No Opt. Call 281,788
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
920 5.000%, 7/01/27 No Opt. Call 965,050
295 5.000%, 7/01/29 No Opt. Call 318,975

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015:
$ 2,000 4.000%, 9/01/40 9/25 at 100.00 $ 1,984,923
500 5.000%, 9/01/45 9/25 at 100.00 504,677
University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A:
1,580 4.000%, 3/01/42 3/27 at 100.00 1,527,440
2,250 5.000%, 3/01/47 3/27 at 100.00 2,292,776
TOTAL HEALTH CARE 18,048,719
HOUSING/MULTIFAMILY - 1.5%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call 2,978,979
TOTAL HOUSING/MULTIFAMILY 2,978,979
LONG-TERM CARE - 2.5%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
9/24 at 103.75 1,869,851
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
9/24 at 100.00 2,684,025
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
9/24 at 100.00 595,370
TOTAL LONG-TERM CARE 5,149,246
TAX OBLIGATION/GENERAL - 30.3%
Allen County Unified School District 257 Iola, Kansas, General Obligation
Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 1,147,076
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 1,176,199
1,000 3.000%, 9/01/38 - BAM Insured 9/28 at 100.00 902,506
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 1,015,209
3,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 2,981,425
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 92,933
500 Geary County Unified School District 475, Kansas, General Obligation
Bonds, Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 416,914
1,000 (c) Harvey County Unified School District 440, Harvey County, Kansas,
General Obligation Bonds, Halstead- Bentley, Series 2024, 5.000%,
9/01/49 - BAM Insured
9/31 at 100.00 1,060,944
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 5,251,400
2,500 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2020A, 2.500%, 10/01/39
10/30 at 100.00 2,015,008
Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call 2,267,074
1,610 5.000%, 10/01/31 No Opt. Call 1,848,148
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 1,519,076
3,585 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Improvement Series 2023A, 5.000%, 10/01/40
10/33 at 100.00 4,058,288
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 8,762,154
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call 500,000
5,000 Johnson County, Kansas, General Obligation Bonds, Internal
Improvement Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 5,091,092
1,290 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Improvement Series 2016B, 4.000%, 9/01/33
9/26 at 100.00 1,302,112

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call $ 648,233
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 1,072,134
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 979,033
500 Linn County Unified School District 362, Kansas, General Obligation
Bonds, Series 2020, 3.000%, 9/01/35
9/28 at 100.00 474,441
Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 199,605
200 3.000%, 9/01/34 9/28 at 100.00 187,276
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 1,154,554
Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B:
2,530 3.000%, 9/01/33 9/30 at 100.00 2,431,523
500 2.000%, 9/01/34 9/30 at 100.00 417,299
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 477,448
1,000 Sedgwick County Unified School District 265 Goddard, Kansas, General
Obligation Bonds, School Building Series 2017A, 3.000%, 10/01/32 - BAM
Insured
10/26 at 100.00 961,862
Sedgwick County Unified School District 266 Maize, Harvey County,
Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 1,359,856
1,650 4.000%, 9/01/31 9/27 at 100.00 1,684,730
500 4.000%, 9/01/32 9/27 at 100.00 509,249
1,250 Wabaunsee County Unified School District 330 Mission Valley, Kansas,
General Obligation Bonds, Series 2022, 5.500%, 9/01/47 - BAM Insured
9/31 at 100.00 1,367,554
Wichita, Kansas, General Obligation Bonds, Airport Series 2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 2,032,357
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 490,488
Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement Series 2018A:
1,000 5.000%, 9/01/40 9/28 at 100.00 1,053,001
1,000 5.000%, 9/01/41 9/28 at 100.00 1,049,691
1,000 4.000%, 9/01/48 9/28 at 100.00 947,470
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
9/24 at 100.00 196,913
1,515 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2020A, 3.000%, 8/01/30 - BAM
Insured
8/28 at 100.00 1,463,948
TOTAL TAX OBLIGATION/GENERAL 62,566,223
TAX OBLIGATION/LIMITED - 21.5%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 528,398
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 1,457,638
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 2,420,980
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 1,391,643
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 1,012,882
1,000 5.000%, 11/15/39 11/25 at 100.00 1,005,417
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
2,000 (c) 5.000%, 12/01/25 No Opt. Call 2,041,858
1,000 (c) 5.000%, 12/01/30 12/26 at 100.00 1,031,635
1,000 (c) 5.000%, 12/01/32 12/26 at 100.00 1,029,139
2,275 (c) 5.000%, 12/01/33 12/26 at 100.00 2,337,146
1,250 (c) 5.000%, 12/01/46 12/26 at 100.00 1,257,008

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Johnson County Community College, Kansas, Certificates of Participation,
Series 2017:
$ 2,630 4.000%, 10/01/28 10/26 at 100.00 $ 2,694,636
815 3.000%, 10/01/31 10/26 at 100.00 788,621
Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 1,021,613
1,500 5.000%, 9/01/35 9/25 at 100.00 1,528,714
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 2,351,105
1,000 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Refunding Series 2019F, 3.000%, 11/01/33
11/27 at 100.00 956,418
Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds,
K-State Olathe Innovation Campus Inc., Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 1,195,394
1,350 3.000%, 9/01/34 9/27 at 100.00 1,288,488
2,100 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 2,189,837
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/44
3/29 at 100.00 7,671,955
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B:
200 (d) 5.250%, 12/15/29 9/24 at 100.00 90,000
200 (d) 6.100%, 12/15/34 9/24 at 100.00 90,000
2,775 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
9/24 at 100.00 888,000
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020,
3.000%, 9/01/39
9/27 at 100.00 304,745
1,895 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
9/24 at 100.00 1,912,758
1,330 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 1,330,411
1,260 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Kansas International Speedway Corporation
Project, Refunding Series 2014, 5.000%, 12/01/26
12/24 at 100.00 1,267,147
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 1,111,934
345 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call 303,101
TOTAL TAX OBLIGATION/LIMITED 44,498,621
TRANSPORTATION - 3.6%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 1,120,967
Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 1,174,731
1,100 5.000%, 9/01/38 9/29 at 100.00 1,190,125
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
2,500 5.000%, 7/01/34, (AMT) 9/24 at 100.00 2,502,605
1,515 5.000%, 7/01/46, (AMT) 9/24 at 100.00 1,514,941
TOTAL TRANSPORTATION 7,503,369

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED - 4.2% (e)
$ 1,500 (f) Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25)
6/25 at 100.00 $ 1,520,682
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 1,282,114
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B:
40 5.000%, 11/15/54, (Pre-refunded 11/15/28) 11/28 at 100.00 43,087
Leavenworth County Unified School District 453, Kansas, General
Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 375,149
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 2,214,919
Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C:
15 5.000%, 11/15/52, (Pre-refunded 11/15/26) No Opt. Call 15,730
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 2,096,092
1,000 Wyandotte County Unified School District 500, Kansas, General
Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-
refunded 9/01/26)
9/26 at 100.00 1,030,220
TOTAL U.S. GUARANTEED 8,577,993
UTILITIES - 16.1%
130 (f) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT)
1/25 at 100.00 130,228
Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017:
600 5.000%, 9/01/27 - AGM Insured No Opt. Call 636,795
1,135 4.000%, 9/01/29 - AGM Insured 9/27 at 100.00 1,166,252
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024B:
1,000 (c) 5.000%, 7/01/31 No Opt. Call 1,105,314
1,000 (c) 5.000%, 7/01/32 No Opt. Call 1,113,663
1,000 (c) 5.000%, 7/01/33 No Opt. Call 1,121,678
800 (c) 5.000%, 7/01/34 No Opt. Call 901,931
2,000 (c) Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,067,898
Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
1,165 5.000%, 10/01/37 10/27 at 100.00 1,209,940
3,750 (c) 5.000%, 10/01/40 10/27 at 100.00 3,869,042
150 Guam Power Authority, Revenue Bonds, Refunding Series 2024A, 5.000%,
10/01/43
10/34 at 100.00 162,376
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 1,002,628
1,000 5.000%, 10/01/33 10/24 at 100.00 1,002,629
Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 1,033,750
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 1,034,064
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 1,034,064
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call 2,483,034
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call 1,065,149
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
9/24 at 100.00 478,278

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Investments in Derivatives
Total Return Swaps – OTC Uncleared
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series
2019A:
$ 475 3.000%, 10/01/28 10/26 at 100.00 $ 471,486
355 3.000%, 10/01/29 10/26 at 100.00 351,820
780 3.000%, 10/01/30 10/26 at 100.00 769,145
580 3.000%, 10/01/31 10/26 at 100.00 564,171
Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series
2021A:
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 824,119
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 772,952
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
9/24 at 100.00 1,509,491
1,105 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/26
No Opt. Call 1,160,153
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%,
9/01/44
9/24 at 100.00 2,000,953
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 2,283,554
TOTAL UTILITIES 33,326,557
TOTAL MUNICIPAL BONDS
(cost $209,664,827) 200,468,543
Shares Description (a) Value
X 6,446,757
COMMON STOCKS - 3.1%   X 6,446,757
UTILITIES - 3.1%
2,568 (g),(h),(i) Vistra Vision LLC $ 6,446,757
TOTAL UTILITIES 6,446,757
TOTAL COMMON STOCKS
(cost $2,547,413) 6,446,757
TOTAL LONG-TERM INVESTMENTS
(cost $212,212,240) 206,915,300
OTHER ASSETS & LIABILITIES, NET - (0.1)% (198,055)
NET ASSETS - 100% $ 206,717,245
Counterparty
Pay/
Receive (j)
Underlying
Reference Units
Fund
Pay/Receive
Floating Rate Floating Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Unrealized
Appreciation
(Depreciation)(k)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 $(298,998) $(18,906)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(3,286)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (334,186) (14,628)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (298,998) (12,965)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (298,998) (13,348)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (298,998) (9,146)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (298,998) (10,366)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (298,998) (6,833)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (298,998) (8,102)
Bank of America,
N.A.
Pay MLNVUTES Index (l)
(2,940)
Receive SOFR minus
0.50%
Maturity Date 2/10/26 (298,998) (7,522)
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(1,598)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (149,584) (3,634)
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(1,972)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (184,594) (1,207)
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(1,530)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (143,219) (356)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(2,890)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (270,525) 1,950
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(1,972)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (184,594) 1,175
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(3,400)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (318,265) 176
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(3,230)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (302,352) (2,785)
Goldman Sachs
International
Pay GSCBVSTR Index (m)
(3,468)
Receive SOFR minus
0.50%
Maturity Date 2/24/26 (324,630) (1,557)
Toronto-
Dominion Bank
Pay TDCENRGY Index (n)
(2,608)
Receive SOFR minus
0.60%
Maturity Date 3/10/26 (268,740) 175
Total $(4,872,673) $(107,879)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 200,468,543 $ – $ 200,468,543
Common Stocks – – 6,446,757 6,446,757
Investments in Derivatives:
Total Return Swaps - OTC Uncleared* – (107,879) – (107,879)
Total
$ – $ 200,360,664 $ 6,446,757 $ 206,807,421
*
Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,650,910 or 0.8% of Total Investments.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”). ENGH was merged into a newly formed subsidiary of Vistra, Vistra Vision. In connection with the transaction, holders of ENGH common stock received a combination of cash and membership interests in Vistra Vision. These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity. On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra through December 31, 2026.

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j)
(k)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
The unrealized appreciation/depreciation on the total return swap contracts is equal to their market value.
(l) The following table represents the individual positions within each Bank of America, N.A. total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,073) $(52,637) 15.8%
Atlantica Sustainable Infrastructure PLC (409) (8,913) 2.7%
Brookfield Renewable Corp (213) (6,060) 1.8%
Clearway Energy Inc (109) (3,158) 0.9%
Constellation Energy Corp (463) (91,023) 27.2%
NextEra Energy Inc (190) (15,311) 4.6%
Northland Power Inc (355) (7,323) 2.2%
Public Service Enterprise Group Inc (663) (53,554) 16.0%
Vistra Corp (1,126) (96,208) 28.8%
Total $(334,186) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%

Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
(m) The following table represents the individual positions within each Goldman Sachs International total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,380) $(23,644) 15.8%
Atlantica Sustainable Infrastructure PLC (194) (4,235) 2.8%
Brookfield Renewable Corp (101) (2,879) 1.9%
Clearway Energy Inc (25) (730) 0.5%
Constellation Energy Corp (205) (40,342) 27.0%
Innergex Renewable Energy Inc (84) (764) 0.5%
NextEra Energy Inc (87) (6,999) 4.7%
Northland Power Inc (174) (3,591) 2.4%
Public Service Enterprise Group Inc (304) (24,568) 16.4%
Vistra Corp (490) (41,834) 28.0%
Total $(149,584) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,703) $(29,177) 15.8%
Atlantica Sustainable Infrastructure PLC (305) (5,226) 2.8%
Brookfield Renewable Corp (207) (3,553) 1.9%
Clearway Energy Inc (53) (901) 0.5%
Constellation Energy Corp (2,906) (49,783) 27.0%
Innergex Renewable Energy Inc (55) (942) 0.5%
NextEra Energy Inc (504) (8,637) 4.7%
Northland Power Inc (259) (4,432) 2.4%
Public Service Enterprise Group Inc (1,770) (30,318) 16.4%
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j)
(k)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
The unrealized appreciation/depreciation on the total return swap contracts is equal to their market value.
(l) The following table represents the individual positions within each Bank of America, N.A. total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,073) $(52,637) 15.8%
Atlantica Sustainable Infrastructure PLC (409) (8,913) 2.7%
Brookfield Renewable Corp (213) (6,060) 1.8%
Clearway Energy Inc (109) (3,158) 0.9%
Constellation Energy Corp (463) (91,023) 27.2%
NextEra Energy Inc (190) (15,311) 4.6%
Northland Power Inc (355) (7,323) 2.2%
Public Service Enterprise Group Inc (663) (53,554) 16.0%
Vistra Corp (1,126) (96,208) 28.8%
Total $(334,186) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%
Atlantica Sustainable Infrastructure PLC (366) (7,974) 2.7%
Brookfield Renewable Corp (190) (5,422) 1.8%
Clearway Energy Inc (98) (2,825) 0.9%
Constellation Energy Corp (414) (81,438) 27.2%
NextEra Energy Inc (170) (13,699) 4.6%
Northland Power Inc (318) (6,552) 2.2%
Public Service Enterprise Group Inc (593) (47,915) 16.0%
Vistra Corp (1,008) (86,077) 28.8%
Total $(298,998) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,749) $(47,095) 15.8%

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Vistra Corp (3,014) (51,624) 28.0%
Total $(184,594) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,322) $(22,638) 15.8%
Atlantica Sustainable Infrastructure PLC (237) (4,054) 2.8%
Brookfield Renewable Corp (161) (2,756) 1.9%
Clearway Energy Inc (41) (699) 0.5%
Constellation Energy Corp (2,255) (38,625) 27.0%
Innergex Renewable Energy Inc (43) (731) 0.5%
NextEra Energy Inc (391) (6,701) 4.7%
Northland Power Inc (201) (3,438) 2.4%
Public Service Enterprise Group Inc (1,373) (23,523) 16.4%
Vistra Corp (2,338) (40,053) 28.0%
Total $(143,219) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,496) $(42,760) 15.8%
Atlantica Sustainable Infrastructure PLC (447) (7,658) 2.8%
Brookfield Renewable Corp (304) (5,206) 1.9%
Clearway Energy Inc (77) (1,320) 0.5%
Constellation Energy Corp (4,259) (72,958) 27.0%
Innergex Renewable Energy Inc (81) (1,381) 0.5%
NextEra Energy Inc (739) (12,658) 4.7%
Northland Power Inc (379) (6,495) 2.4%
Public Service Enterprise Group Inc (2,594) (44,431) 16.4%
Vistra Corp (4,417) (75,656) 28.0%
Total $(270,525) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,703) $(29,177) 15.8%
Atlantica Sustainable Infrastructure PLC (305) (5,226) 2.8%
Brookfield Renewable Corp (207) (3,553) 1.9%
Clearway Energy Inc (53) (901) 0.5%
Constellation Energy Corp (2,906) (49,783) 27.0%
Innergex Renewable Energy Inc (55) (942) 0.5%
NextEra Energy Inc (504) (8,637) 4.7%
Northland Power Inc (259) (4,432) 2.4%
Public Service Enterprise Group Inc (1,770) (30,318) 16.4%
Vistra Corp (3,014) (51,624) 28.0%
Total $(184,594) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,937) $(50,306) 15.8%
Atlantica Sustainable Infrastructure PLC (526) (9,010) 2.8%
Brookfield Renewable Corp (358) (6,125) 1.9%
Clearway Energy Inc (91) (1,553) 0.5%
Constellation Energy Corp (5,011) (85,833) 27.0%
Innergex Renewable Energy Inc (95) (1,625) 0.5%
NextEra Energy Inc (869) (14,892) 4.7%
Northland Power Inc (446) (7,641) 2.4%
Public Service Enterprise Group Inc (3,052) (52,272) 16.4%
Vistra Corp (5,196) (89,008) 28.0%
Total $(318,265) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,790) $(47,790) 15.8%
Atlantica Sustainable Infrastructure PLC (500) (8,559) 2.8%
Brookfield Renewable Corp (340) (5,819) 1.9%
Clearway Energy Inc (86) (1,475) 0.5%
Constellation Energy Corp (4,760) (81,542) 27.0%
Innergex Renewable Energy Inc (90) (1,543) 0.5%
NextEra Energy Inc (826) (14,148) 4.7%
Northland Power Inc (424) (7,259) 2.4%
Public Service Enterprise Group Inc (2,899) (49,659) 16.4%
Vistra Corp (4,936) (84,557) 28.0%
Total $(302,352) 100%

Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,995) $(51,312) 15.8%
Atlantica Sustainable Infrastructure PLC (536) (9,190) 2.8%
Brookfield Renewable Corp (365) (6,248) 1.9%
Clearway Energy Inc (92) (1,584) 0.5%
Constellation Energy Corp (5,111) (87,550) 27.0%
Innergex Renewable Energy Inc (97) (1,657) 0.5%
NextEra Energy Inc (887) (15,190) 4.7%
Northland Power Inc (455) (7,794) 2.4%
Public Service Enterprise Group Inc (3,113) (53,318) 16.4%
Vistra Corp (5,300) (90,788) 28.0%
Total $(324,630) 100%
(n) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,634) $(45,124) 16.8%
Brookfield Renewable Corp (189) (5,377) 2.0%
Clearway Energy Inc (46) (1,346) 0.5%
Constellation Energy Corp (378) (74,419) 27.7%
Innergex Renewable Energy Inc (163) (1,481) 0.6%
NextEra Energy Inc (161) (12,983) 4.8%
Northland Power Inc (353) (7,286) 2.7%
Public Service Enterprise Group Inc (573) (46,307) 17.2%
Vistra Corp (871) (74,417) 27.7%
Total $(268,740) 100%
AMT Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 107.3%
X 259,855,682
MUNICIPAL BONDS - 107.3%   X 259,855,682
EDUCATION AND CIVIC ORGANIZATIONS - 19.6%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 $ 154,210
Kentucky Bond Development Corporation, Educational Facilities Revenue
Bonds, City of Danville, Centre College Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 4,377,213
4,200 4.000%, 6/01/51 6/31 at 100.00 3,787,302
Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Stamping Ground, Transylvania University Project,
Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 926,886
705 4.000%, 3/01/49 3/30 at 100.00 619,566
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 2,015,319
5,320 5.000%, 7/01/40 7/25 at 100.00 5,337,776
2,500 5.000%, 1/01/45 7/25 at 100.00 2,504,185
Kentucky Higher Education Student Loan Corporation, Student Loan
Revenue Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call 529,250
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 1,265,706
Kentucky Higher Education Student Loan Corporation, Student Loan
Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call 1,045,805
700 5.000%, 6/01/29, (AMT) No Opt. Call 737,982
Kentucky State University, Certificates of Participation, Series 2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 502,037
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 2,891,155
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 2,704,950
Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds,
Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 1,745,374
1,210 5.000%, 5/01/40 5/25 at 100.00 1,088,135
Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 1,136,285
1,075 5.000%, 3/01/27 3/25 at 100.00 1,085,994
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 252,576
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 4,576,302
2,000 University of Kentucky, Lease Purchase Obligations Bonds, UK Healthcare
Cancer Center Parking Project, Series 2024, 5.000%, 10/01/49 , (WI/DD)
10/34 at 100.00 2,168,661
3,450 University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series
2016D, 5.000%, 3/01/32
9/26 at 100.00 3,564,933
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 2,540,755
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 47,558,357
HEALTH CARE - 21.6%
9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51 - AGM Insured
7/31 at 100.00 8,681,007
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 8,169,028
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 3,067,605

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A:
$ 500 5.250%, 6/01/41 6/27 at 100.00 $ 510,171
2,500 5.000%, 6/01/45 6/27 at 100.00 2,521,447
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 6,637,157
Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 106,096
100 5.000%, 8/01/38 8/29 at 100.00 105,675
2,500 5.000%, 8/01/44 8/29 at 100.00 2,598,730
Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A:
4,500 5.000%, 5/15/52 - AGM Insured 5/32 at 100.00 4,678,915
3,690 5.000%, 5/15/52 5/32 at 100.00 3,817,202
2,000 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023A, 5.000%, 10/01/42
10/33 at 100.00 2,164,130
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 2,020,494
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A:
600 5.000%, 4/01/25 No Opt. Call 606,453
500 5.000%, 4/01/26 No Opt. Call 516,491
500 5.000%, 4/01/27 No Opt. Call 526,369
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A:
1,980 5.000%, 10/01/33 9/24 at 100.00 1,981,232
2,000 5.000%, 10/01/37 9/24 at 100.00 2,001,227
1,500 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2024, 5.250%,
4/01/54
4/34 at 100.00 1,631,358
TOTAL HEALTH CARE 52,340,787
MATERIALS - 0.5%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 1,162,068
TOTAL MATERIALS 1,162,068
TAX OBLIGATION/GENERAL - 4.1%
Louisville and Jefferson County Metropolitan Government, Kentucky,
General Obligation Bonds, Series 2023A:
3,000 5.000%, 12/01/39 12/33 at 100.00 3,445,785
5,685 5.000%, 12/01/40 12/33 at 100.00 6,505,655
TOTAL TAX OBLIGATION/GENERAL 9,951,440
TAX OBLIGATION/LIMITED - 36.0%
3,500 Christian County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2023, 4.500%, 10/01/53 - AGM Insured
10/33 at 100.00 3,601,264
4,375 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 4,599,286
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A:
1,000 5.000%, 9/01/43 9/28 at 100.00 1,034,450
10,400 5.000%, 9/01/48 9/28 at 100.00 10,731,936
Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A:
13,650 (c) 4.000%, 12/01/41 - AGM Insured, (UB) 12/27 at 100.00 13,503,684
1,000 4.000%, 12/01/41 - AGM Insured 12/27 at 100.00 989,281
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 4,239,048

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017:
$ 7,000 (c) 5.000%, 4/01/32, (UB) 4/27 at 100.00 $ 7,301,690
6,000 5.000%, 4/01/38 4/27 at 100.00 6,232,490
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 2,680,535
1,930 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017A, 5.000%, 7/01/33
7/27 at 100.00 2,043,452
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 5,321,522
Logan County School District Finance Corporation, Kentucky, Revenue
Bonds, School Building Series 2023:
2,650 4.125%, 9/01/41 9/33 at 100.00 2,662,515
2,765 4.250%, 9/01/42 9/33 at 100.00 2,774,843
2,870 4.250%, 9/01/43 9/33 at 100.00 2,872,751
1,910 Nelson County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2024, 5.000%, 6/01/44
6/32 at 100.00 2,057,597
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 866,979
2,460 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint
Project, Refunding Series 2023, 5.500%, 9/01/50
3/33 at 100.00 2,370,018
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,205 0.000%, 7/01/33 7/28 at 86.06 850,202
1,799 4.500%, 7/01/34 7/25 at 100.00 1,801,653
89 5.000%, 7/01/58 7/28 at 100.00 89,394
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,373,261
4,180 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,133,984
3,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52
12/32 at 100.00 2,986,930
TOTAL TAX OBLIGATION/LIMITED 87,118,765
TRANSPORTATION - 7.1%
Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016:
1,635 5.000%, 1/01/25 No Opt. Call 1,645,460
1,750 5.000%, 1/01/31 1/26 at 100.00 1,790,910
1,210 5.000%, 1/01/33 1/26 at 100.00 1,236,669
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 4,480,712
3,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2024A, 5.250%,
1/01/54, (AMT)
1/34 at 100.00 3,204,299
700 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Capital Appreciation First Tier Series
2013B, 0.000%, 7/01/32
7/28 at 76.98 467,987
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C, 6.600%, 7/01/39
7/31 at 100.00 1,179,009
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 9/24 at 100.00 1,556,318
1,500 5.000%, 7/01/32, (AMT) 9/24 at 100.00 1,501,213
TOTAL TRANSPORTATION 17,062,577

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED - 0.3% (e)
Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2014A:
$ 795 5.000%, 5/15/27, (Pre-refunded 11/18/24) 11/24 at 100.00 $ 798,052
TOTAL U.S. GUARANTEED 798,052
UTILITIES - 18.1%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 5,497,534
8,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 6,711,552
1,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
9/24 at 100.00 1,360,389
3,265 Kentucky Infrastructure Authority, Wastewater and Drinking Water
Revolving Fund Revenue Bonds, Series 2018A, 5.000%, 2/01/30
2/28 at 100.00 3,520,284
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 1,380,331
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 3,756,255
Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2014A:
1,785 4.000%, 5/15/40 11/24 at 100.00 1,765,531
2,500 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2023C, 5.000%,
5/15/51
11/33 at 100.00 2,710,095
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 8,191,778
1,900 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28)
No Opt. Call 1,913,331
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 2,064,696
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
9/24 at 100.00 5,004
Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding
Series 2015:
685 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 693,599
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 1,115,402
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 1,656,493
1,400 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, 5.000%, 1/01/55, (Mandatory Put 8/01/32)
5/32 at 100.21 1,521,362
TOTAL UTILITIES 43,863,636
TOTAL MUNICIPAL BONDS
(cost $266,910,389) 259,855,682
TOTAL LONG-TERM INVESTMENTS
(cost $266,910,389) 259,855,682
FLOATING RATE OBLIGATIONS - (6.8)%   (16,520,000)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (1,168,010)
NET ASSETS - 100% $ 242,167,672

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 259,855,682 $ – $ 259,855,682
Total
$ – $ 259,855,682 $ – $ 259,855,682
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,986,930 or 1.1% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.8%
X 213,261,804
MUNICIPAL BONDS - 96.8%   X 213,261,804
CONSUMER STAPLES - 1.0%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 $ 2,085,894
TOTAL CONSUMER STAPLES 2,085,894
EDUCATION AND CIVIC ORGANIZATIONS - 8.8%
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 437,825
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 351,691
Grand Valley State University, Michigan, General Revenue Bonds, Series
2017:
250 5.000%, 12/01/30 12/24 at 100.00 250,733
250 5.000%, 12/01/32 12/24 at 100.00 250,617
2,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 2,708,776
500 Michigan State University, General Revenue Bonds, Series 2024A, 5.000%,
8/15/34
No Opt. Call 595,247
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 1,921,591
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 1,820,411
Michigan Technological University, General Revenue Bonds, Series 2023A:
1,520 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,597,425
1,000 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 1,057,111
Northern Michigan University, General Revenue Bonds, Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 536,270
400 5.000%, 12/01/34 6/28 at 100.00 428,951
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 5,560,609
560 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 580,307
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 529,401
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 656,061
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 19,283,026
HEALTH CARE - 6.5%
5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free
Bed Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 5,136,612
3,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 2,888,543
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 2,832,052
3,195 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019MI-1, 4.000%, 12/01/48
12/28 at 100.00 3,060,919
435 Michigan Finance Authority, Senior Revenue Bonds, Michigan, Provident
Group - HFH Energy LLC Act 38 Facilities, The Henry Ford Health Detroit
South Campus Central Utility Plant project, Green Bonds Series 2024,
4.375%, 2/28/54
2/34 at 100.00 433,327
TOTAL HEALTH CARE 14,351,453

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/MULTIFAMILY - 0.9%
Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A:
$ 320 1.050%, 10/01/27 No Opt. Call $ 296,001
500 1.150%, 4/01/28 No Opt. Call 448,268
720 1.375%, 4/01/29 No Opt. Call 637,235
625 1.600%, 4/01/30 No Opt. Call 546,228
TOTAL HOUSING/MULTIFAMILY 1,927,732
LONG-TERM CARE - 0.3%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2022, 4.000%, 11/15/43
11/28 at 103.00 645,568
TOTAL LONG-TERM CARE 645,568
TAX OBLIGATION/GENERAL - 39.6%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call 1,368,938
825 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2022, 5.000%, 5/01/42
5/32 at 100.00 904,667
3,000 Battle Creek School District, Calhoun County, Michigan, General
Obligation Bonds, Refunding & Site Series 2022, 4.000%, 5/01/47
5/32 at 100.00 2,917,481
1,100 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023, 5.000%,
5/01/43
5/33 at 100.00 1,209,635
1,000 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2022, 5.000%, 5/01/48
5/32 at 100.00 1,067,225
2,250 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/43
5/27 at 100.00 2,317,110
1,000 Cadillac Area Public Schools, Wexford, Osceola and Lake Counties,
Michigan, General Obligaiton Bonds, Refunding & School Building & Site
Series 2018, 5.000%, 5/01/36
5/28 at 100.00 1,079,369
Cadillac Area Public Schools, Wexford, Osceola and Lake Counties,
Michigan, General Obligaiton Bonds, Refunding & School Building & Site
Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 940,198
1,310 5.000%, 5/01/43 5/29 at 100.00 1,401,995
500 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, Refunding Series 2024, 5.000%,
5/01/39
5/33 at 100.00 560,545
1,030 Calhoun County, Michigan, General Obligation Bonds, Limited Tax Series
2023, 5.000%, 4/01/38
4/33 at 100.00 1,143,612
1,275 Cedar Springs Public School District, Kent and Newaygo Counties,
Michigan, General Obligation Bonds, School Building & Site Series 2023-
II, 5.000%, 5/01/51
5/33 at 100.00 1,362,368
1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II,
5.000%, 5/01/38
5/32 at 100.00 1,112,573
60 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call 60,915
Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021:
1,560 5.000%, 1/01/39, (AMT) 1/32 at 100.00 1,698,938
2,535 5.000%, 1/01/51, (AMT) 1/32 at 100.00 2,679,127
2,000 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2024, 5.000%,
1/01/49, (AMT)
1/34 at 100.00 2,145,833
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, Refunding School Building & Site Series 2016:
1,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 1,369,150
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 2,102,631

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019:
$ 1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 $ 1,616,550
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 2,740,499
1,110 Grand Rapids, Kent County, Michigan, General Obligation Bonds, Limited
Tax Series 2024, 5.000%, 4/01/37
4/34 at 100.00 1,289,596
1,330 Hemlock Public School District, Saginaw and Midland Counties, Michigan,
General Obligation Bonds, School & Building Site Series 2022I, 5.000%,
5/01/52
5/32 at 100.00 1,419,321
1,000 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series 2023,
5.000%, 5/01/53
5/33 at 100.00 1,062,483
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/45
5/30 at 100.00 2,033,506
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 3,115,019
Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home
Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call 519,164
500 5.000%, 4/01/31 4/27 at 100.00 529,826
380 Kalamazoo Public Schools, Michigan, General Obligation Bonds, School
Building & Site Series 2023-I, 5.000%, 5/01/48 - AGM Insured
5/33 at 100.00 403,704
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 1,080,642
L'Anse Creuse Public Schools, Macomb County, Michigan, General
Obligation Bonds, Refunding Series 2023:
470 5.000%, 5/01/32 No Opt. Call 538,423
400 5.000%, 5/01/33 No Opt. Call 465,334
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Limited Tax Series 2017, 5.000%, 5/01/31
11/27 at 100.00 197,984
Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Limited Tax Capital Improvement Series 2023:
2,260 4.250%, 6/01/48 - AGM Insured 6/33 at 100.00 2,190,532
2,225 4.250%, 6/01/53 - AGM Insured 6/33 at 100.00 2,141,320
Marquette, Michigan, General Obligation Bonds, Refunding & Limited
Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call 231,582
375 4.000%, 5/01/28 5/27 at 100.00 386,438
550 4.000%, 5/01/29 5/27 at 100.00 565,989
265 4.000%, 5/01/31 5/27 at 100.00 271,182
215 4.000%, 5/01/32 5/27 at 100.00 219,149
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,038,503
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020:
2,500 4.000%, 11/01/50 11/30 at 100.00 2,347,231
7,000 4.000%, 11/01/55 11/30 at 100.00 6,523,820
2,000 Michigan Finance Authority, State Aid Revenue Notes, Series 2024A-2,
5.000%, 8/20/25
No Opt. Call 2,038,278
Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 1,598,671
2,465 5.000%, 5/01/45 5/30 at 100.00 2,596,401
Muskegon County, Michigan, General Obligation Water Supply System
Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 562,801
1,290 5.000%, 11/01/36 11/25 at 100.00 1,318,389
2,000 Okemos Public School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2024-II, 5.000%, 5/01/54
5/34 at 100.00 2,178,429
3,050 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019I, 5.000%, 5/01/42
5/29 at 100.00 3,224,157

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 $ 1,156,771
580 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, Refunding Series 2024, 5.000%, 5/01/40 - AGM Insured
5/33 at 100.00 640,465
1,000 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, School Building & Site, Series 2023II, 5.000%, 5/01/52
5/33 at 100.00 1,068,470
3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 3,413,726
1,365 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 1,435,123
775 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2024, 5.000%,
5/01/46
5/34 at 100.00 843,018
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 4,270,002
525 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call 533,966
TOTAL TAX OBLIGATION/GENERAL 87,248,774
TAX OBLIGATION/LIMITED - 17.2%
2,500 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Refunding Series 2024,
5.000%, 7/01/35
7/34 at 100.00 2,836,632
1,500 Detroit Regional Convention Authority, Michigan, Special Tax Revenue
Bonds, Refunding Series 2024C, 5.000%, 10/01/39
10/33 at 100.00 1,680,821
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
9/24 at 103.00 1,001,115
2,075 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project, Series
2014H-1, 5.000%, 10/01/39
10/24 at 100.00 2,077,879
3,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 3,500,593
1,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 961,403
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/46
10/31 at 100.00 3,934,161
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 9,019,011
3,725 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 3,641,020
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,805 0.000%, 7/01/33 7/28 at 86.06 1,273,539
2,690 4.500%, 7/01/34 7/25 at 100.00 2,693,967
1,676 5.000%, 7/01/58 7/28 at 100.00 1,683,412
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 751,786
2,960 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 2,927,414
TOTAL TAX OBLIGATION/LIMITED 37,982,753

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION - 4.1%
$ 1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 $ 1,292,919
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 2,131,329
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 2,022,048
3,330 5.000%, 12/01/41 12/31 at 100.00 3,646,666
TOTAL TRANSPORTATION 9,092,962
U.S. GUARANTEED - 0.3% (c)
155 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44, (Pre-refunded 3/01/28)
3/28 at 100.00 162,320
560 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45, (Pre-refunded 5/15/25)
5/25 at 100.00 568,704
TOTAL U.S. GUARANTEED 731,024
UTILITIES - 18.1%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 876,214
3,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 3,787,959
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 1,274,966
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 1,560,436
2,500 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/53
1/34 at 100.00 2,752,691
3,125 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Second Lien Series 2024B, 5.000%, 7/01/36
1/34 at 100.00 3,605,172
170 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2023A, 5.000%, 7/01/38
1/34 at 100.00 194,668
3,000 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 3,315,560
1,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Refunding Series 2017A, 5.000%, 7/01/32
7/27 at 100.00 1,058,050
Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 5,073,726
12,435 5.000%, 7/01/48 7/29 at 100.00 13,085,646
Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A:
1,000 5.000%, 7/01/29 7/26 at 100.00 1,032,694
1,230 5.000%, 7/01/32 7/26 at 100.00 1,266,454
1,000 5.000%, 7/01/33 7/26 at 100.00 1,028,382
TOTAL UTILITIES 39,912,618
TOTAL MUNICIPAL BONDS
(cost $212,582,440) 213,261,804
TOTAL LONG-TERM INVESTMENTS
(cost $212,582,440) 213,261,804
OTHER ASSETS & LIABILITIES, NET - 3.2% 7,014,996
NET ASSETS - 100% $ 220,276,800

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 213,261,804 $ – $ 213,261,804
Total
$ – $ 213,261,804 $ – $ 213,261,804
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4%
X 508,360,773
MUNICIPAL BONDS - 98.4%   X 508,360,773
CONSUMER STAPLES - 2.4%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
9/24 at 100.00 $ 3,005,528
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call 9,576,893
TOTAL CONSUMER STAPLES 12,582,421
EDUCATION AND CIVIC ORGANIZATIONS - 5.9%
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 995,708
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
9/24 at 100.00 1,025,914
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 2,043,090
2,225 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southeast Missouri State University, Refunding Series
2019, 4.000%, 10/01/35
10/29 at 100.00 2,260,054
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
9/24 at 100.00 3,470,065
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 1,002,697
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 1,998,258
600 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2017A, 4.000%, 10/01/36
4/27 at 100.00 608,148
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A:
9,165 5.000%, 10/01/46 4/29 at 100.00 9,605,755
5,840 4.000%, 10/01/48 4/29 at 100.00 5,710,287
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 933,751
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
9/24 at 100.00 986,807
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 30,640,534
HEALTH CARE - 22.3%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
9/24 at 100.00 648,050
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 1,353,382
1,000 5.000%, 8/01/30 8/26 at 100.00 915,449
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 3,121,157
1,070 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
9/24 at 102.00 1,092,799
Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 1,381,581
1,320 5.000%, 3/01/32 3/27 at 100.00 1,373,922
1,645 5.000%, 3/01/36 3/27 at 100.00 1,703,966

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 $ 2,580,533
Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 1,167,792
1,220 4.000%, 10/01/32 10/27 at 100.00 1,212,627
3,045 5.000%, 10/01/42 10/27 at 100.00 3,081,051
1,400 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2024, 5.000%, 2/15/42
2/33 at 100.00 1,506,600
8,285 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 8,499,324
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 1,032,373
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
9/24 at 100.00 1,000,440
12,725 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 12,460,301
9,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 8,703,535
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49
5/29 at 100.00 949,211
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 9/24 at 100.00 1,475,630
2,980 5.000%, 11/15/48 9/24 at 100.00 2,980,753
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A:
2,035 5.000%, 11/15/33 11/25 at 100.00 2,061,352
4,400 5.000%, 11/15/39 11/25 at 100.00 4,440,399
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 845,376
2,300 4.250%, 11/15/48 11/24 at 100.00 2,290,696
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C:
3,500 5.000%, 11/15/42 11/27 at 100.00 3,590,877
3,535 4.000%, 11/15/47 11/27 at 100.00 3,344,519
1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 1,429,961
7,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 7,226,960
4,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.500%, 12/01/48
12/33 at 100.00 4,500,106
8,995 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 8,485,376
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2015B:
1,500 3.500%, 12/01/32 6/25 at 100.00 1,500,284
500 3.625%, 12/01/34 6/25 at 100.00 500,005
1,100 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2019, 4.000%, 12/01/35
6/29 at 100.00 1,117,214
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2018A:
1,000 4.000%, 6/01/48 6/28 at 100.00 934,272
1,500 5.000%, 6/01/48 6/28 at 100.00 1,535,426
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 1,899,717

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 795 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 $ 760,053
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 1,694,471
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 833,988
2,325 4.000%, 11/15/36 11/25 at 100.00 2,123,305
4,650 5.000%, 11/15/46 11/25 at 100.00 4,563,860
1,035 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
9/24 at 102.00 1,057,742
TOTAL HEALTH CARE 114,976,435
HOUSING/MULTIFAMILY - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
9/24 at 100.00 1,000,448
TOTAL HOUSING/MULTIFAMILY 1,000,448
HOUSING/SINGLE FAMILY - 0.2%
465 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-
2, 3.800%, 11/01/37
11/26 at 100.00 465,379
555 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2024A,
4.600%, 11/01/49
5/33 at 100.00 556,042
5 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%,
11/01/34
5/25 at 100.00 5,007
TOTAL HOUSING/SINGLE FAMILY 1,026,428
LONG-TERM CARE - 4.4%
900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/37
5/27 at 100.00 869,186
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 496,230
6,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 6,593,140
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 1,006,586
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C:
475 4.000%, 2/01/32 2/29 at 100.00 483,062
1,100 5.000%, 2/01/42 2/29 at 102.00 1,149,600
2,580 4.000%, 2/01/48 2/29 at 100.00 2,338,790
1,430 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2024A, 5.250%, 2/01/48
2/34 at 100.00 1,520,517
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2012:
500 5.000%, 9/01/32 9/24 at 100.00 500,247
2,790 5.000%, 9/01/42 9/24 at 100.00 2,790,098
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/24 at 100.00 2,572,189
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 1,964,343
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 487,017
TOTAL LONG-TERM CARE 22,771,005

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL - 15.8%
$ 3,040 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023, 5.000%, 3/01/41
3/32 at 100.00 $ 3,308,382
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 3,684,699
Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 2,027,940
1,160 4.000%, 3/01/36 3/27 at 100.00 1,174,510
1,000 Clever R-V School District, Christian County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2024, 5.250%, 3/01/43
3/33 at 100.00 1,110,028
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 3,006,826
450 Fenton Missouri Fire Protection District, Missouri, General Obligation
Bonds, Series 2019, 4.000%, 3/01/36
3/27 at 100.00 454,235
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 1,884,484
3,235 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 3,546,439
1,225 Hollister R-V School District, Taney County, Missouri, General Obligation
Bonds, School Series 2024A, 5.000%, 3/01/42
3/34 at 100.00 1,345,152
1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 1,008,777
2,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, School Series 2023, 5.000%, 3/01/43
3/33 at 100.00 2,202,650
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2019A, 5.000%, 3/01/39
3/29 at 100.00 1,070,105
3,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building and Refunding Series 2024,
5.500%, 3/01/42
3/34 at 100.00 3,673,497
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 1,259,670
1,335 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 1,492,455
2,000 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 2,137,618
Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 1,533,902
1,000 4.000%, 2/01/37 2/28 at 100.00 1,012,700
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 1,640,059
Marshfield, Missouri, General Obligation Bonds, Street Improvement
Series 2018:
325 5.000%, 3/01/34 3/26 at 100.00 335,701
685 5.000%, 3/01/35 3/26 at 100.00 707,351
875 North Callaway County R-I School District, Missouri, General Obligation
Bonds, Series 2024, 5.000%, 3/01/44
3/29 at 100.00 912,343
North Kansas City School District 74, Clay County, Missouri, General
Obligation Bonds, Direct Deposit Program, Improvement Series 2022:
3,300 5.250%, 3/01/38 3/32 at 100.00 3,755,005
5,000 5.250%, 3/01/40 3/32 at 100.00 5,602,126
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 2,063,182
2,000 Platte County School District Park Hill, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 2,032,677
Polk County R-1 School District, Bolivar, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2024:
855 5.000%, 3/01/42 3/34 at 100.00 946,779
500 4.000%, 3/01/44 3/34 at 100.00 498,874

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Rolla School District 31, Phelps County, Missouri, General Obligation
Bonds, Direct Deposit Program Refunding and Improvement Series 2023:
$ 1,095 5.000%, 3/01/41 3/32 at 100.00 $ 1,193,169
1,675 5.000%, 3/01/42 3/32 at 100.00 1,816,736
1,550 5.000%, 3/01/43 3/32 at 100.00 1,674,033
3,500 Saint Louis Board of Education, Missouri, General Obligation Bonds,
Series 2023, 5.000%, 4/01/41 - AGM Insured
4/32 at 100.00 3,824,866
3,425 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Series 2023, 5.250%, 3/01/43
3/31 at 100.00 3,746,652
1,500 Springfield School District R12, Greene County, Missouri, General
Obligation Bonds, School Building Series 2023, 4.000%, 3/01/43
3/32 at 100.00 1,516,028
3,500 Troy R3 School District, Lincoln County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 3/01/37
3/30 at 100.00 3,806,536
University City, Missouri, Certificates of Participation, Series 2024:
1,500 5.000%, 4/01/44 4/34 at 100.00 1,618,795
1,500 5.000%, 4/01/49 4/34 at 100.00 1,595,884
3,760 Webster Groves School District, Missouri, Crossover General Obligation
Bonds, Series 2024, 5.000%, 3/01/43
3/32 at 100.00 4,091,598
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured
9/32 at 100.00 1,343,079
TOTAL TAX OBLIGATION/GENERAL 81,655,542
TAX OBLIGATION/LIMITED - 17.5%
5,300 Bi-State Development Agency of the Missouri-Illinois Metropolitan
District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined
Lien Series 2019, 4.000%, 10/01/48
10/29 at 100.00 5,158,638
80 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
9/24 at 100.00 80,005
Clay County School District R-11 Smithville, Missouri, Certificates of
Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 342,842
2,515 5.000%, 4/01/43 4/28 at 100.00 2,624,054
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library Project,
Series 2018, 4.000%, 3/01/35
3/26 at 100.00 905,438
1,835 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 1,839,827
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/41
4/31 at 100.00 495,223
1,571 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
9/24 at 100.00 329,973
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 765,878
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
9/24 at 100.00 906,300
1,145 Harrisonville, Missouri, Certificates of Participation, Refunding and
Improvement, Parks Improvement Project Series 2023B, 5.000%, 3/01/33
3/28 at 100.00 1,185,322
1,745 Howard Bend Levee District, Missouri, Levee District Improvement Bonds,
Series 2005, 5.500%, 3/01/26 - SYNCORA GTY Insured
No Opt. Call 1,770,295
Howard Bend Levee District, St. Louis County, Missouri, Levee District
Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 9/24 at 100.00 992,666
1,300 5.000%, 3/01/38 9/24 at 100.00 1,261,683
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 2,193,433
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
9/24 at 100.00 926,499
375 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26
No Opt. Call 372,477

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 - AMBAC
Insured
No Opt. Call $ 1,846,232
1,000 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 1,004,252
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/24 at 100.00 1,751,457
Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 369,082
2,500 5.000%, 9/01/31 9/27 at 100.00 2,638,032
235 3.625%, 10/01/32 10/27 at 100.00 235,550
1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 1,712,322
485 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2024B, 4.125%, 9/01/46
9/33 at 100.00 480,470
129 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
9/24 at 100.00 115,079
209 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
9/24 at 100.00 188,118
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B:
1,450 (d) 5.000%, 2/01/40 2/28 at 100.00 1,431,130
100 (d) 5.000%, 2/01/50 2/28 at 100.00 96,355
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
1,195 (d) 5.750%, 6/01/35 6/25 at 100.00 1,143,335
1,285 (d) 6.000%, 6/01/46 6/25 at 100.00 1,219,110
2,000 Marshall School District, Missouri, Certificates of Participation, Series 2023,
5.000%, 3/01/49 - BAM Insured
3/33 at 100.00 2,141,513
380 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 379,155
1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.750%, 5/01/52
5/32 at 100.00 1,093,471
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
9/24 at 100.00 1,001,108
695 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 4/01/45
4/31 at 100.00 739,524
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 3,004,425
1,350 0.000%, 7/01/46 7/28 at 41.38 455,211
2,140 0.000%, 7/01/51 7/28 at 30.01 525,182
1,001 5.000%, 7/01/58 7/28 at 100.00 1,005,296
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,000 4.329%, 7/01/40 7/28 at 100.00 988,991
2,000 4.329%, 7/01/40 7/28 at 100.00 1,977,983
18 4.536%, 7/01/53 7/28 at 100.00 17,267
1,500 4.784%, 7/01/58 7/28 at 100.00 1,484,264
Pulaski County, Missouri, Certificates of Participation, Series 2019:
880 4.000%, 12/01/32 12/27 at 100.00 888,934
915 4.000%, 12/01/33 12/27 at 100.00 924,183
490 (d) Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49
11/29 at 102.00 412,554
250 (d) Saint Louis County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44
9/24 at 100.00 230,086

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
$ 245 (d) Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32
9/24 at 100.00 $ 226,928
450 Saint Louis Industrial Development Authority, Missouri, Tax Increment and
Special District Revenue Bonds, Union Station Phase 2 Redevelopment
Project, Series 2024A, 4.875%, 6/15/34
6/29 at 103.00 459,009
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%, 6/01/46
6/30 at 100.00 2,126,361
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020:
2,450 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,618,968
5,500 5.000%, 10/01/49 - AGM Insured 10/30 at 100.00 5,699,499
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call 941,795
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call 910,367
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call 879,531
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call 848,663
Scenic Regional Library District, Missouri, Certificates of Participation,
Series 2017:
505 4.000%, 4/01/29 4/25 at 100.00 508,173
345 4.000%, 4/01/30 4/25 at 100.00 347,314
565 4.000%, 4/01/32 4/25 at 100.00 566,634
585 4.000%, 4/01/33 4/25 at 100.00 586,499
450 Springfield, Missouri, Special Obligation Bonds, Improvement Series
2023, 5.000%, 11/01/40
11/33 at 100.00 497,498
530 Springfield, Missouri, Special Obligation Bonds, Improvement Series
2024, 5.000%, 11/01/40
11/34 at 100.00 588,627
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 2,638,535
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 4,301,586
1,415 (d) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 1,427,480
The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A:
140 3.875%, 11/15/29 11/26 at 100.00 131,513
3,350 4.375%, 11/15/35 11/26 at 100.00 3,032,495
1,575 4.750%, 11/15/47 11/26 at 100.00 1,344,006
80 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 73,337
910 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 915,906
1,500 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 1,528,156
1,110 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 918,258
95 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 90,023
Wentzville School District R-04, Saint Charles County, Missouri, Certificates
of Participation, Series 2015:
1,700 3.375%, 4/01/29 9/24 at 100.00 1,700,191
600 3.500%, 4/01/32 9/24 at 100.00 600,002
TOTAL TAX OBLIGATION/LIMITED 90,157,578

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION - 9.2%
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A:
$ 320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 $ 334,692
7,000 5.000%, 3/01/44, (AMT) 3/29 at 100.00 7,193,626
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B:
1,225 5.000%, 3/01/39, (AMT) 3/29 at 100.00 1,269,562
7,700 5.000%, 3/01/46, (AMT) 3/29 at 100.00 7,886,434
14,240 5.000%, 3/01/54, (AMT) 3/29 at 100.00 14,513,401
2,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A, 5.000%, 7/01/52
7/33 at 100.00 2,142,201
1,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,028,373
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D:
2,835 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 2,929,938
1,000 5.000%, 7/01/37 - AGM Insured, (AMT) 7/27 at 100.00 1,028,874
8,480 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A, 5.250%, 7/01/49 - AGM Insured
7/34 at 100.00 9,368,249
TOTAL TRANSPORTATION 47,695,350
UTILITIES - 20.5%
Camden County Public Water Supply District 4, Missouri, Certificates of
Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 657,108
720 4.000%, 1/01/42 1/25 at 100.00 685,983
2,925 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM Insured
9/24 at 100.00 2,925,306
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,693,458
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 149,923
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A:
1,865 4.000%, 1/01/37 1/28 at 100.00 1,890,836
1,000 4.000%, 1/01/38 1/28 at 100.00 1,008,299
1,650 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 1,619,526
6,745 Kansas City, Missouri, Water Revenue Bonds, Series 2024A, 5.000%,
12/01/48
12/33 at 100.00 7,378,853
10,005 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 10,259,177
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B:
5,875 5.000%, 5/01/47 5/32 at 100.00 6,390,171
3,915 5.250%, 5/01/52 5/32 at 100.00 4,287,130
2,675 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/49
5/29 at 100.00 2,818,571
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B:
5,240 5.000%, 5/01/47 5/30 at 100.00 5,562,194
5,385 5.000%, 5/01/49 5/30 at 100.00 5,701,662
1,785 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2022A, 5.000%, 5/01/38
5/32 at 100.00 2,013,400
5,980 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 6,761,654
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 2,829,567

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
$ 4,850 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 $ 4,440,540
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 915,575
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 1,648,539
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 2,012,347
2,370 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Iatan 2 Project, Refunding Series 2015A, 5.000%,
12/01/37
6/25 at 100.00 2,391,742
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A:
1,415 5.000%, 12/01/34 6/26 at 100.00 1,458,571
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 247,265
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A:
1,000 5.000%, 1/01/32 1/25 at 100.00 1,003,939
1,500 5.000%, 1/01/33 1/25 at 100.00 1,505,712
1,450 5.000%, 1/01/34 1/25 at 100.00 1,455,475
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 2,510,417
1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42
12/32 at 100.00 1,090,231
3,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 3,582,874
6,200 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 6,585,880
4,000 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2024, 5.250%, 12/01/46
12/33 at 100.00 4,408,879
1,740 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 1,743,420
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series
2015, 4.000%, 8/01/31
8/25 at 100.00 2,004,449
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 2,216,359
TOTAL UTILITIES 105,855,032
TOTAL MUNICIPAL BONDS
(cost $508,492,824) 508,360,773
TOTAL LONG-TERM INVESTMENTS
(cost $508,492,824) 508,360,773

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.1%
X 425,000
MUNICIPAL BONDS - 0.1%   X 425,000
EDUCATION AND CIVIC ORGANIZATIONS - 0 .1%
$ 425 (e) Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Ranken Technical College, Series 2011B, 3.850%,
11/01/31 (Update NuveenReferenceRate_Name reference rate + –%
spread)
8/24 at 100.00 $ 425,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 425,000
TOTAL Municipal Bonds
(cost $425,000) 425,000
TOTAL SHORT-TERM INVESTMENTS
(cost $425,000) 425,000
TOTAL INVESTMENTS
(cost $508,917,824) - 98.5% 508,785,773
OTHER ASSETS & LIABILITIES, NET - 1.5% 7,780,842
NET ASSETS - 100% $ 516,566,615
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 508,360,773 $ – $ 508,360,773
Short-Term Investments:
Municipal Bonds – 425,000 – 425,000
Total
$ – $ 508,785,773 $ – $ 508,785,773
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,559,455 or 1.3% of Total Investments.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.7%
X 541,346,510
MUNICIPAL BONDS - 94.3%   X 541,346,510
CONSUMER DISCRETIONARY - 1.6%
Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019:
$ 1,430 (c) 5.000%, 12/01/39 12/29 at 100.00 $ 1,442,665
2,150 (c) 5.000%, 12/01/44 12/29 at 100.00 2,158,072
5,570 (c) 5.000%, 12/01/51 12/29 at 100.00 5,578,939
TOTAL CONSUMER DISCRETIONARY 9,179,676
CONSUMER STAPLES - 3.1%
1,460 (c) Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 1,332,191
18,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 16,676,790
TOTAL CONSUMER STAPLES 18,008,981
EDUCATION AND CIVIC ORGANIZATIONS - 10.8%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 674,591
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 2,112,850
Hamilton County, Ohio, Economic Development Revenue Bonds, King
Highland Community Urban Redevelopment Corporation - University of
Cincinnati, Lessee Project, Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 1,340,199
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 2,719,620
2,770 Lake County Community College District, Ohio, General Receipts
Revenue Bonds, Lakeland Community College, Refunding Series 2019,
5.000%, 10/01/32
10/29 at 100.00 3,052,514
Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017:
880 5.000%, 9/01/35 9/26 at 100.00 908,454
2,695 5.000%, 9/01/41 9/26 at 100.00 2,760,655
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/40
9/30 at 100.00 2,452,900
530 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2021A, 5.000%, 9/01/30
No Opt. Call 597,251
1,000 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2024A, 5.000%, 9/01/38
9/34 at 100.00 1,159,308
Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021A:
100 5.000%, 12/01/26 No Opt. Call 103,265
125 5.000%, 12/01/28 No Opt. Call 132,136
150 5.000%, 12/01/30 No Opt. Call 160,782
Northeast Ohio Medical University, General Receipts Bonds, Refunding
Series 2021B:
700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 704,324
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 739,601
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 564,485
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 584,887
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 589,811
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 1,208,068
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 1,408,972

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
Ohio Higher Education Facilities Commission, Revenue Bonds, Denison
University Project, Series 2017A:
$ 2,100 5.000%, 11/01/42 5/27 at 100.00 $ 2,156,611
1,500 5.250%, 11/01/46 5/27 at 100.00 1,545,783
1,000 (c) Ohio Higher Educational Facility Commission, Higher Educational Facility
Revenue Bonds, John Carroll University 2020 Project, Series 2020,
4.000%, 10/01/50
10/30 at 100.00 917,435
Ohio Higher Educational Facility Commission, Higher Educational Facility
Revenue Bonds, John Carroll University 2022 Project, Series 2022:
3,750 (c) 4.000%, 10/01/42 10/31 at 100.00 3,563,355
3,750 (c) 4.000%, 10/01/47 10/31 at 100.00 3,468,212
3,830 Ohio Higher Educational Facility Commission, Revenue Bonds, Denison
University Project, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 4,126,144
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 3,968,041
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 888,750
Ohio State University, General Receipts Bonds, Series 2014A:
5,000 5.000%, 12/01/39 12/24 at 100.00 5,023,117
Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 1,160,093
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 1,222,036
1,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,001,482
University of Akron, Ohio, General Receipts Bonds, Series 2021A:
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call 1,795,460
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call 2,017,204
2,835 University of Cincinnati, Ohio, General Receipts Bonds, Series 2017A,
5.000%, 6/01/45
6/27 at 100.00 2,908,411
1,000 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call 1,122,121
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call 1,081,955
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 61,940,883
HEALTH CARE - 9.0%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 2,580,676
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017, 5.000%,
12/01/37
12/27 at 100.00 3,829,902
Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B:
1,900 4.000%, 1/01/42 1/29 at 100.00 1,901,275
5,000 4.000%, 1/01/43 1/29 at 100.00 4,956,778
6,500 4.000%, 1/01/46 1/29 at 100.00 6,419,550
Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013:
1,600 5.000%, 6/15/43 9/24 at 100.00 1,455,099
495 5.250%, 6/15/43 9/24 at 100.00 464,219
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH:
1,000 4.000%, 12/01/46 6/27 at 100.00 970,191
2,255 5.000%, 12/01/46 6/27 at 100.00 2,304,691
Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Series 2019CC:
600 5.000%, 11/15/41 No Opt. Call 711,111
3,000 5.000%, 11/15/49 No Opt. Call 3,524,839
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 2,314,817

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 5,000 (c) Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
9/24 at 100.00 $ 4,934,833
1,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical Center
of Akron, Series 2024A, 5.250%, 8/14/48
8/34 at 100.00 1,109,122
Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 1,234,457
2,755 5.000%, 1/01/33 1/28 at 100.00 2,920,101
3,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Series 2024A, 5.000%, 1/01/35
10/34 at 100.00 3,512,069
Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 2,117,312
2,725 5.000%, 1/15/50 1/30 at 100.00 2,829,073
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 1,655,967
TOTAL HEALTH CARE 51,746,082
HOUSING/MULTIFAMILY - 0.5%
3,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 2,942,050
TOTAL HOUSING/MULTIFAMILY 2,942,050
INDUSTRIALS - 0.2%
1,000 Dayton-Montgomery County Port Authority, Ohio, Development Revenue
Bonds, Dayton Regional Stem Schools Inc. Project, Series 2024, 5.000%,
12/01/54
12/32 at 100.00 1,024,838
TOTAL INDUSTRIALS 1,024,838
TAX OBLIGATION/GENERAL - 22.9%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation
Bonds, Various Purpose School Improvement Refunding Series 2017,
5.000%, 12/01/41
12/27 at 100.00 3,302,092
1,750 Athens City School District, Athens County, Ohio, General Obligation
Bonds, School Facilities Series 2024, 5.000%, 12/01/49
12/31 at 100.00 1,862,647
5,185 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 5,576,077
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 - NPFG
Insured
No Opt. Call 856,404
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call 412,623
2,250 City of Mayfield Heights, Ohio, General Obligation Bonds, Aquatic and
Community Center Limited Tax Series 2023, 4.000%, 12/01/48
6/30 at 100.00 2,198,775
Cleveland, Ohio, General Obligation Bonds, Various Purpose Series
2023A:
135 5.000%, 12/01/41 6/33 at 100.00 150,656
300 5.000%, 12/01/43 6/33 at 100.00 332,037
1,000 Colerain Township, Hamilton County, Ohio, General Obligation Bonds,
Fire Station Series 2022, 5.250%, 12/01/52
12/29 at 100.00 1,065,540
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006:
960 0.000%, 12/01/28 - AGM Insured No Opt. Call 841,500
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 5,925,032
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 5,472,105

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2021A:
$ 5,175 5.000%, 4/01/36 10/30 at 100.00 $ 5,781,433
2,000 5.000%, 4/01/38 10/30 at 100.00 2,220,208
1,325 5.000%, 4/01/41 10/30 at 100.00 1,452,076
5,000 Dublin City School District, Franklin, Delaware and Union Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 5,008,482
2,250 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Series 2024, 5.000%,
12/01/48
12/33 at 100.00 2,472,495
450 Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose
Series 2015, 5.000%, 12/01/24
No Opt. Call 452,236
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 2,410,842
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 4,329,557
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 2,102,924
Graham Local School District, Champaign and Shelby Counties, Ohio,
General Obligation Bonds, School Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call 421,155
850 0.000%, 12/01/30 No Opt. Call 687,821
Grandview Heights City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2019:
3,960 4.000%, 12/01/51 6/29 at 100.00 3,820,500
1,150 5.000%, 12/01/53 6/29 at 100.00 1,200,392
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 2,524,964
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call 991,672
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call 1,693,281
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 1,016,501
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 490,054
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call 1,094,081
North Olmsted City School District, Ohio, General Obligation Bonds,
School Improvement Programmatic Series 2023A:
2,030 5.000%, 10/15/48 4/31 at 100.00 2,154,356
3,995 5.250%, 10/15/56 4/31 at 100.00 4,265,132
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 3,735,509
Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call 4,833,619
4,000 5.000%, 9/01/30 No Opt. Call 4,543,111
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 7,061,764
Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 2,685,761
1,250 5.000%, 5/01/34 5/28 at 100.00 1,339,179
Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 1,158,053
2,315 5.000%, 5/01/35 5/30 at 100.00 2,570,097

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2020B:
$ 350 5.000%, 8/01/32 8/28 at 100.00 $ 378,040
270 5.000%, 8/01/36 8/28 at 100.00 288,444
Ohio State, General Obligation Bonds, Infrastructure Improvement Series
2022A:
1,000 5.000%, 3/01/39 3/33 at 100.00 1,140,261
1,470 5.000%, 3/01/40 3/33 at 100.00 1,666,017
Olentangy Local School District, Delaware and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 1,029,977
1,875 5.000%, 12/01/41 6/26 at 100.00 1,927,027
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,621,864
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
9/24 at 100.00 50,062
375 Salem City School District, Columbiana County, Ohio, General Obligation
Bonds, School Facilities Series 2024, 5.000%, 11/01/44
11/31 at 100.00 404,823
2,000 Shaker Heights City School District, Ohio, General Obligation Bonds,
School Facilities Improvement Series 2024, 5.250%, 12/15/59
6/34 at 100.00 2,218,928
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 2,313,362
4,000 South-Western City School District, Franklin and Pickaway Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 3,963,309
1,715 Troy City School District, Miami County, Ohio, General Obligation Bonds,
School Improvement Series 2024, 5.000%, 12/01/54
12/33 at 100.00 1,859,720
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 1,507,996
5,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 5,576,608
TOTAL TAX OBLIGATION/GENERAL 131,459,181
TAX OBLIGATION/LIMITED - 21.0%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty
Ohio, Series 2006:
460 5.000%, 12/01/25 9/24 at 100.00 460,934
1,165 5.000%, 12/01/30 9/24 at 100.00 1,166,606
1,890 5.000%, 12/01/35 9/24 at 100.00 1,891,979
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 2,492,981
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 5,448,764
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways
Improvements, Subordinate Lien Series 2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 1,335,916
1,000 5.000%, 10/01/32 4/28 at 100.00 1,067,379
1,195 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue Bonds,
Bridge Park G Block Project, Public Infrastructure Series 2022, 5.000%,
12/01/34
12/29 at 100.00 1,245,611
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 502,930
895 (d) Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28
No Opt. Call 907,820
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 4,197,410

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014:
$ 1,000 5.000%, 12/01/28 12/24 at 100.00 $ 1,004,856
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 2,999,086
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 501,298
3,560 Franklin County Convention Facilities Authority, Ohio, Lease
Appropriation Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/46
12/29 at 100.00 3,742,209
Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,064,313
11,000 5.000%, 6/01/43 6/28 at 100.00 11,540,939
6,000 5.000%, 6/01/48 6/28 at 100.00 6,257,096
1,220 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 4.000%, 12/01/37
12/29 at 100.00 1,246,454
1,000 Greater Cincinnati Port Development Authority, Ohio, Tax Increment
Revenue Bonds, RBM Phase 3 Garage Project Series 2024, 5.125%,
12/01/55
12/34 at 100.00 1,008,007
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call 1,723,723
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call 467,128
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call 1,533,984
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call 2,886,618
5,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Taxable Refunding Senior Lien Series 2020A, 2.833%, 1/01/38
No Opt. Call 4,127,962
Mayfield City School District, Ohio, Certificates of Participation, Middle
School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call 396,383
855 0.000%, 9/01/28 No Opt. Call 753,841
1,035 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 961,861
5,745 Ohio State, Capital Facilities Lease Appropriation Bonds, Administrative
Building Fund Project, Series 2015A, 4.000%, 4/01/35
4/25 at 100.00 5,758,534
Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile
Correctional Building Fund Projects, Series 2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 2,654,487
2,485 5.000%, 4/01/39 4/29 at 100.00 2,655,839
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 1,319,914
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 1,283,844
Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2022A:
1,325 5.000%, 12/01/28 No Opt. Call 1,456,538
1,750 5.000%, 12/01/30 No Opt. Call 1,986,339
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 1,744,060
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 1,407,558
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 2,187,034
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 2,014,508

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT First Subordinate Development Revenue
Bonds, Refunding Series 2024B:
$ 1,125 5.000%, 12/01/44 6/34 at 100.00 $ 1,227,802
1,850 4.250%, 12/01/48 - AGM Insured 6/34 at 100.00 1,830,695
1,540 Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT Revenue Bonds, Refunding, Senior Series
2024A, 5.000%, 12/01/53
6/34 at 100.00 1,640,939
775 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50
12/28 at 100.00 704,194
485 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 486,594
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 845,522
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
4,430 0.000%, 7/01/33 7/28 at 86.06 3,125,639
6,605 4.500%, 7/01/34 7/25 at 100.00 6,614,741
1,257 5.000%, 7/01/58 7/28 at 100.00 1,262,559
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 501,190
4,915 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,860,892
195 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
9/24 at 100.00 195,068
800 Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds,
Payable from City of Columbus, Ohio Annual Rental Appropriations,
Refunding Series 2012A, 5.000%, 12/01/24
9/24 at 100.00 801,609
1,000 Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds,
Payable from City of Columbus, Ohio Annual Rental Appropriations,
Series 2016, 5.000%, 12/01/29
12/25 at 100.00 1,027,378
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 2,954,907
1,000 Tolles Career and Technical Center, Madison, Franklin, Delaware, Fayette,
and Union Counties, Ohio, Certificates of Participation, School Facilities
Project Series 2024, 5.250%, 12/01/53
12/31 at 100.00 1,064,068
Triway Local School District, Ohio, Certificates of Participation, Series
2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 2,392,864
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 1,451,832
TOTAL TAX OBLIGATION/LIMITED 120,391,236
TRANSPORTATION - 4.3%
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 782,185
Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 3,538,703
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 5,294,469
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 7,780,324
2,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A, 4.000%,
2/15/46
2/28 at 100.00 1,985,801
5,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 5,315,991
TOTAL TRANSPORTATION 24,697,473

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED - 5.4% (e)
$ 4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 $ 4,547,181
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006:
40 0.000%, 12/01/28 - AGM Insured, (ETM) No Opt. Call 35,401
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 1,818,994
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 1,391,882
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 1,060,242
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 10,388,999
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 1,003,044
Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 1,081,718
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 1,138,380
Ohio State University, General Receipts Bonds, Series 2014A:
4,820 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 4,842,284
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%,
12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 1,080,053
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 2,341,176
TOTAL U.S. GUARANTEED 30,729,354
UTILITIES - 15.5%
3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 3,637,178
2,000 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2017A, 4.000%, 2/15/42
2/28 at 100.00 1,940,013
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 2,991,377
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 1,739,464
250 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2020A, 4.000%, 2/15/40
2/29 at 100.00 249,238
1,315 Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 1,393,336
Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series
2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 1,019,344
1,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 1,014,831
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call 1,418,931
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740 (c) 0.000%, 11/15/34 - NPFG Insured No Opt. Call 3,217,093
7,500 (c) 0.000%, 11/15/38 - NPFG Insured No Opt. Call 4,027,376
Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2015:
5,000 5.000%, 6/01/29 6/26 at 100.00 5,189,381
6,750 5.000%, 6/01/32 6/26 at 100.00 6,992,797
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 1,344,535

Investments in Derivatives
Total Return Swaps – OTC Uncleared
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTILITIES (continued)
Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019:
$ 865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 $ 879,104
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 1,007,751
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 1,019,935
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 1,105,975
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,070,847
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 1,002,333
Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017:
5,570 5.000%, 11/15/33 5/28 at 100.00 5,977,743
5,275 4.000%, 11/15/43 5/28 at 100.00 5,243,116
1,900 Ohio Water Development Authority, Revenue Bonds, Drinking Water
Assistance Fund, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,981,986
Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019:
3,800 5.000%, 12/01/38 12/29 at 100.00 4,123,372
5,320 5.000%, 6/01/44 12/29 at 100.00 5,672,357
4,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 4,346,167
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 5,329,718
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 5,286,128
8,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 9,005,330
TOTAL UTILITIES 89,226,756
TOTAL MUNICIPAL BONDS
(cost $543,793,609) 541,346,510
Shares Description (a) Value
X 25,192,835
COMMON STOCKS - 4.4%   X 25,192,835
UTILITIES - 4.4%
10,037 (f),(g),(h) Vistra Vision LLC $ 25,192,835
TOTAL UTILITIES 25,192,835
TOTAL COMMON STOCKS
(cost $9,249,818) 25,192,835
TOTAL LONG-TERM INVESTMENTS
(cost $553,043,427) 566,539,345
OTHER ASSETS & LIABILITIES, NET - 1.3% 7,437,830
NET ASSETS - 100% $ 573,977,175
Counterparty
Pay/
Receive (i)
Underlying
Reference Units
Fund
Pay/Receive
Floating Rate Floating Rate
Payment
Frequency
Notional
Amount
Unrealized
Appreciation
(Depreciation)(j)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 $(1,168,838) $(73,905)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (12,845) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,306,336) (57,179)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,168,838) (50,684)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,168,838) (52,180)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,168,838) (35,755)

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,168,838) (40,523)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,168,838) (26,713)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,168,838) (31,672)
Bank of America,
N.A.
Pay MLNVUTES Index (k) (11,493) Receive SOFR minus
0.50%
Maturity Date 2/10/26 (1,168,838) (29,406)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (6,345) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (593,938) (14,429)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (7,830) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (732,945) (4,794)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (6,075) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (568,664) (1,414)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (11,475) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (1,074,144) 7,744
Goldman Sachs
International
Pay GSCBVSTR Index (l) (7,830) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (732,945) 4,666
Goldman Sachs
International
Pay GSCBVSTR Index (l) (13,500) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (1,263,699) 699
Goldman Sachs
International
Pay GSCBVSTR Index (l) (12,825) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (1,200,514) (11,058)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (13,770) Receive SOFR minus
0.50%
Maturity Date 2/24/26 (1,288,973) (6,182)
Toronto-
Dominion Bank
Pay TDCENRGY Index (m) (10,002) Receive SOFR minus
0.60%
Maturity Date 3/10/26 (1,030,650) 672
Total $(19,143,512) $(422,113)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 541,346,510 $ – $ 541,346,510
Common Stocks – – 25,192,835 25,192,835
Investments in Derivatives:
Total Return Swaps - OTC Uncleared* – (422,113) – (422,113)
Total
$ – $ 540,924,397 $ 25,192,835 $ 566,117,232
*
Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,857,625 or 0.5% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH was merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash and
membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.  On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra over a two-year period from September 18,
2024 through December 31, 2026.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(j)
(k)
The unrealized appreciation/depreciation on the total return swap contracts is equal to their market value.
The following table represents the individual postions within each Bank of America, N.A. total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (12,012) $(205,760) 15.8%
Atlantica Sustainable Infrastructure PLC (1,597) (34,841) 2.7%
Brookfield Renewable Corp (831) (23,688) 1.8%
Clearway Energy Inc (426) (12,343) 0.9%
Constellation Energy Corp (1,809) (355,808) 27.2%
NextEra Energy Inc (743) (59,850) 4.6%
Northland Power Inc (1,388) (28,626) 2.2%
Public Service Enterprise Group Inc (2,592) (209,344) 16.0%
Vistra Corp (4,402) (376,076) 28.8%
Total $(1,306,336) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,747) $(184,103) 15.8%
Atlantica Sustainable Infrastructure PLC (1,429) (31,174) 2.7%
Brookfield Renewable Corp (744) (21,195) 1.8%
Clearway Energy Inc (381) (11,044) 0.9%
Constellation Energy Corp (1,618) (318,358) 27.2%
NextEra Energy Inc (665) (53,551) 4.6%
Northland Power Inc (1,242) (25,613) 2.2%
Public Service Enterprise Group Inc (2,320) (187,309) 16.0%
Vistra Corp (3,939) (336,492) 28.8%
Total $(1,168,838) 100%
(l) The following table represents the individual positions within each Goldman Sachs International total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (5,480) $(93,879) 15.8%
Atlantica Sustainable Infrastructure PLC (771) (16,814) 2.8%
Brookfield Renewable Corp (401) (11,431) 1.9%
Clearway Energy Inc (100) (2,898) 0.5%
Constellation Energy Corp (814) (160,180) 27.0%

Innergex Renewable Energy Inc (333) (3,032) 0.5%
NextEra Energy Inc (345) (27,791) 4.7%
Northland Power Inc (691) (14,260) 2.4%
Public Service Enterprise Group Inc (1,208) (97,549) 16.4%
Vistra Corp (1,944) (166,104) 28.0%
Total $(593,938) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (6,763) $(115,851) 15.8%
Atlantica Sustainable Infrastructure PLC (1,211) (20,749) 2.8%
Brookfield Renewable Corp (823) (14,106) 1.9%
Clearway Energy Inc (209) (3,577) 0.5%
Constellation Energy Corp (11,539) (197,669) 27.0%
Innergex Renewable Energy Inc (218) (3,742) 0.5%
NextEra Energy Inc (2,002) (34,296) 4.7%
Northland Power Inc (1,027) (17,597) 2.4%
Public Service Enterprise Group Inc (7,027) (120,380) 16.4%
Vistra Corp (11,966) (204,979) 28.0%
Total $(732,945) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (5,247) $(89,884) 15.8%
Atlantica Sustainable Infrastructure PLC (940) (16,098) 2.8%
Brookfield Renewable Corp (639) (10,944) 1.9%
Clearway Energy Inc (162) (2,775) 0.5%
Constellation Energy Corp (8,953) (153,364) 27.0%
Innergex Renewable Energy Inc (169) (2,903) 0.5%
NextEra Energy Inc (1,553) (26,609) 4.7%
Northland Power Inc (797) (13,653) 2.4%
Public Service Enterprise Group Inc (5,452) (93,398) 16.4%
Vistra Corp (9,284) (159,036) 28.0%
Total $(568,664) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (9,911) $(169,782) 15.8%
Atlantica Sustainable Infrastructure PLC (1,775) (30,408) 2.8%
Brookfield Renewable Corp (1,207) (20,672) 1.9%
Clearway Energy Inc (306) (5,242) 0.5%
Constellation Energy Corp (16,911) (289,688) 27.0%
Innergex Renewable Energy Inc (320) (5,483) 0.5%
NextEra Energy Inc (2,934) (50,261) 4.7%
Northland Power Inc (1,505) (25,789) 2.4%
Public Service Enterprise Group Inc (10,299) (176,419) 16.4%
Vistra Corp (17,537) (300,401) 28.0%
Total $(1,074,144) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (6,763) $(115,851) 15.8%
Atlantica Sustainable Infrastructure PLC (1,211) (20,749) 2.8%
Brookfield Renewable Corp (823) (14,106) 1.9%
Clearway Energy Inc (209) (3,577) 0.5%
Constellation Energy Corp (11,539) (197,669) 27.0%
Innergex Renewable Energy Inc (218) (3,742) 0.5%
NextEra Energy Inc (2,002) (34,296) 4.7%
Northland Power Inc (1,027) (17,597) 2.4%
Public Service Enterprise Group Inc (7,027) (120,380) 16.4%
Vistra Corp (11,966) (204,979) 28.0%
Total $(732,945) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (11,660) $(199,743) 15.8%
Atlantica Sustainable Infrastructure PLC (2,088) (35,774) 2.8%
Brookfield Renewable Corp (1,420) (24,321) 1.9%
Clearway Energy Inc (360) (6,167) 0.5%
Constellation Energy Corp (19,895) (340,809) 27.0%
Innergex Renewable Energy Inc (377) (6,451) 0.5%
NextEra Energy Inc (3,452) (59,131) 4.7%
Northland Power Inc (1,771) (30,339) 2.4%
Public Service Enterprise Group Inc (12,116) (207,552) 16.4%
Vistra Corp (20,631) (353,412) 28.0%

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Total $(1,263,699) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (11,077) $(189,756) 15.8%
Atlantica Sustainable Infrastructure PLC (1,984) (33,985) 2.8%
Brookfield Renewable Corp (1,349) (23,105) 1.9%
Clearway Energy Inc (342) (5,858) 0.5%
Constellation Energy Corp (18,901) (323,769) 27.0%
Innergex Renewable Energy Inc (358) (6,128) 0.5%
NextEra Energy Inc (3,279) (56,174) 4.7%
Northland Power Inc (1,683) (28,822) 2.4%
Public Service Enterprise Group Inc (11,510) (197,174) 16.4%
Vistra Corp (19,600) (335,742) 28.0%
Total $(1,200,514) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (11,894) $(203,738) 15.8%
Atlantica Sustainable Infrastructure PLC (2,130) (36,489) 2.8%
Brookfield Renewable Corp (1,448) (24,807) 1.9%
Clearway Energy Inc (367) (6,290) 0.5%
Constellation Energy Corp (20,293) (347,625) 27.0%
Innergex Renewable Energy Inc (384) (6,580) 0.5%
NextEra Energy Inc (3,521) (60,313) 4.7%
Northland Power Inc (1,807) (30,946) 2.4%
Public Service Enterprise Group Inc (12,359) (211,703) 16.4%
Vistra Corp (21,044) (360,481) 28.0%
Total $(1,288,973) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (11,894) $(203,738) 15.8%
Atlantica Sustainable Infrastructure PLC (2,130) (36,489) 2.8%
Brookfield Renewable Corp (1,448) (24,807) 1.9%
Clearway Energy Inc (367) (6,290) 0.5%
Constellation Energy Corp (20,293) (347,625) 27.0%
Innergex Renewable Energy Inc (384) (6,580) 0.5%
NextEra Energy Inc (3,521) (60,313) 4.7%
Northland Power Inc (1,807) (30,946) 2.4%
Public Service Enterprise Group Inc (12,359) (211,703) 16.4%
Vistra Corp (21,044) (360,481) 28.0%
Total $(1,288,973) 100%
(m) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (10,103) $(173,056) 16.8%
Brookfield Renewable Corp (724) (20,623) 2.0%
Clearway Energy Inc (178) (5,164) 0.5%
Constellation Energy Corp (1,451) (285,408) 27.7%
Innergex Renewable Energy Inc (624) (5,679) 0.6%
NextEra Energy Inc (618) (49,791) 4.8%
Northland Power Inc (1,354) (27,941) 2.7%
Public Service Enterprise Group Inc (2,199) (177,591) 17.2%
Vistra Corp (3,341) (285,397) 27.7%
Total $(1,030,650) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments August 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 114.2%
X 76,480,953
MUNICIPAL BONDS - 104.3%   X 76,480,953
CONSUMER DISCRETIONARY - 0.3%
$ 250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
9/24 at 100.00 $ 250,542
TOTAL CONSUMER DISCRETIONARY 250,542
EDUCATION AND CIVIC ORGANIZATIONS - 6.0%
1,060 (c),(d) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28
6/26 at 100.00 1,058,560
500 (d) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Hmong American Peace Academy, Series 2020, 4.000%, 3/15/40
3/30 at 100.00 475,793
500 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 449,470
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee School of Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 371,046
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 362,789
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 302,318
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 359,975
1,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee Science Education Consortium, Inc., Academy of
Science Series 2023A, 5.000%, 3/15/53
3/33 at 100.00 994,918
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,374,869
HEALTH CARE - 20.6%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call 167,597
190 (d) 5.000%, 7/01/31 No Opt. Call 209,033
3,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 3,723,750
8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47, (UB)
2/27 at 100.00 8,584,711
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 1,008,071
1,250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 4.000%, 12/01/44
12/29 at 100.00 1,210,696
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 175,306
TOTAL HEALTH CARE 15,079,164
HOUSING/MULTIFAMILY - 27.0%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
9/24 at 100.00 1,999,963
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
9/24 at 100.00 2,001,340
750 (d) Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017A, 4.150%, 5/01/55
11/26 at 100.00 716,982
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 1,949,495
4,520 (d) Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 3,533,478
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 2,095,329

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HOUSING/MULTIFAMILY (continued)
$ 3,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023D, 5.000%, 11/01/57
5/32 at 100.00 $ 3,070,129
2,000 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, 100 E. National Project Series 2024j, 5.000%, 8/01/58,
(Mandatory Put 8/01/26)
8/26 at 100.00 2,074,235
2,500 (c) Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37
7/28 at 102.00 2,344,247
TOTAL HOUSING/MULTIFAMILY 19,785,198
INDUSTRIALS - 0.9%
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
9/24 at 100.00 676,206
TOTAL INDUSTRIALS 676,206
LONG-TERM CARE - 21.1%
500 Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran
Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30
9/24 at 100.00 446,023
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 110,643
2,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 1,883,217
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
9/24 at 101.00 1,981,732
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 378,905
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
9/24 at 102.00 1,855,217
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
9/24 at 100.00 1,733,317
2,475 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 2,509,787
525 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 470,399
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 582,399
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 851,509
1,000 4.000%, 8/15/55 8/31 at 100.00 836,473
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
9/24 at 101.00 1,821,750
TOTAL LONG-TERM CARE 15,461,371
TAX OBLIGATION/LIMITED - 24.8%
6,500 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/49
6/29 at 47.10 2,170,221
Brookfield Community Development and Redevelopment Authority,
Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,000 (d) 3.550%, 6/01/34 6/25 at 100.00 999,868
530 3.600%, 6/01/35 6/25 at 100.00 530,042
1,000 (d) Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 1,000,512
1,740 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,814,436

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/LIMITED (continued)
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2016A:
$ 800 5.000%, 11/15/30 11/26 at 100.00 $ 837,631
500 5.000%, 11/15/31 11/26 at 100.00 523,410
550 5.000%, 11/15/32 11/26 at 100.00 575,512
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017:
630 5.000%, 11/15/28 11/26 at 100.00 661,150
500 5.000%, 11/15/34 11/26 at 100.00 523,192
1,000 5.000%, 11/15/35 11/26 at 100.00 1,042,467
2,085 (d) Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call 2,152,917
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006:
120 (d) 5.000%, 10/01/25 - NPFG Insured 9/24 at 100.00 121,292
125 (d) 5.000%, 10/01/28 - FGIC Insured 9/24 at 100.00 126,357
Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena
Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 405,229
1,000 5.000%, 12/15/30 6/26 at 100.00 1,037,808
500 5.000%, 12/15/31 6/26 at 100.00 518,816
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Junior Series 1999:
675 5.250%, 12/15/27 No Opt. Call 702,332
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call 1,756,298
945 0.000%, 12/15/31 No Opt. Call 722,995
TOTAL TAX OBLIGATION/LIMITED 18,222,485
U.S. GUARANTEED - 0.3% (e)
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Junior Series 1999:
190 5.250%, 12/15/27, (ETM) No Opt. Call 197,598
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30, (Pre-
refunded 8/15/25)
8/25 at 100.00 10,166
TOTAL U.S. GUARANTEED 207,764
UTILITIES - 3.3%
100 (d) Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds,  Refunding Series 2024A, 5.000%, 1/01/46
7/34 at 100.00 107,045
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV:
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call 128,801
185 5.250%, 7/01/31 - AGM Insured No Opt. Call 185,026
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call 246,232
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
9/24 at 100.00 573,834
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
9/24 at 100.00 1,182,416
TOTAL UTILITIES 2,423,354
TOTAL MUNICIPAL BONDS
(cost $80,626,541) 76,480,953

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Investment in Derivatives
Total Return Swaps – OTC Uncleared
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (a) Value
X 7,252,763
COMMON STOCKS - 9.9%   X 7,252,763
UTILITIES - 9.9%
2,890 (f),(g),(h) Vistra Vision LLC $ 7,252,763
TOTAL UTILITIES 7,252,763
TOTAL COMMON STOCKS
(cost $2,869,332) 7,252,763
TOTAL LONG-TERM INVESTMENTS
(cost $83,495,873) 83,733,716
FLOATING RATE OBLIGATIONS - (10.9)%   (8,020,000)
OTHER ASSETS & LIABILITIES, NET - (3.3)% (2,370,135)
NET ASSETS - 100% $ 73,343,581
Fund Unrealized
Pay/ Underlying
Pay/
Receive Floating Payment Maturity Notional Appreciation
Coun terparty Receive (i) Reference Units
Floating
Rate Rate Frequency Date Amount (Depreciation) (j)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 $(336,525) $(21,279)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,698) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (376,087) (16,462)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (336,525) (14,593)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (336,525) (15,024)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (336,525) (10,295)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (336,525) (11,668)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (336,525) (7,692)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (336,525) (9,119)
Bank of America, N.A. Pay MLNVUTES Index (k) (3,309) Receive SOFR minus
0.50%
Maturity Date 2/9/26 (336,525) (8,466)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (1,833) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (171,582) (4,166)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (2,262) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (211,740) (1,385)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (1,755) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (164,281) (408)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (3,315) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (310,308) 2,237
Goldman Sachs
International
Pay GSCBVSTR Index (l) (2,262) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (211,740) 1,348
Goldman Sachs
International
Pay GSCBVSTR Index (l) (3,900) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (365,068) 202
Goldman Sachs
International
Pay GSCBVSTR Index (l) (3,705) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (346,815) (3,194)
Goldman Sachs
International
Pay GSCBVSTR Index (l) (3,978) Receive SOFR minus
0.50%
Maturity Date 2/23/26 (372,370) (1,786)
Toronto-Dominion
Bank
Pay TDCENRGY Index (m) (2,868) Receive SOFR minus
0.60%
Maturity Date 3/9/26 (295,531) 193
Total $ (5,517,722) $ (121,557)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 76,480,953 $ – $ 76,480,953
Common Stocks – – 7,252,763 7,252,763
Investments in Derivatives:
Total Return Swaps - OTC Uncleared* – (121,557) – (121,557)
Total
$ – $ 76,359,396 $ 7,252,763 $ 83,612,159
*
Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,402,807 or 4.1% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH was merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash and
membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.  On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra over a two-year period from September 18,
2024 through December 31, 2026.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Unrealized appreciation/depreciation on the total return swap contracts is equal to their market value.
(j) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(k) The following table represents the individual positions within each Bank of America, N.A. total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%
Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
Description Shares Value % of Index
COMMON STOCKS

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

AES Corp/The (3,458) $(59,237) 15.8%
Atlantica Sustainable Infrastructure PLC (460) (10,030) 2.7%
Brookfield Renewable Corp (239) (6,820) 1.8%
Clearway Energy Inc (123) (3,553) 0.9%
Constellation Energy Corp (521) (102,435) 27.2%
NextEra Energy Inc (214) (17,231) 4.6%
Northland Power Inc (399) (8,241) 2.2%
Public Service Enterprise Group Inc (746) (60,269) 16.0%
Vistra Corp (1,267) (108,270) 28.8%
Total $(376,087) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%
Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%
Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%
Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%
Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%

Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%
Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,094) $(53,006) 15.8%
Atlantica Sustainable Infrastructure PLC (412) (8,975) 2.7%
Brookfield Renewable Corp (214) (6,102) 1.8%
Clearway Energy Inc (110) (3,180) 0.9%
Constellation Energy Corp (466) (91,660) 27.2%
NextEra Energy Inc (192) (15,418) 4.6%
Northland Power Inc (357) (7,374) 2.2%
Public Service Enterprise Group Inc (668) (53,929) 16.0%
Vistra Corp (1,134) (96,881) 28.8%
Total $(336,525) 100%
(l) The following table represents the individual positions within each Goldman Sachs International total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,583) $(27,121) 15.8%
Atlantica Sustainable Infrastructure PLC (223) (4,857) 2.8%
Brookfield Renewable Corp (116) (3,302) 1.9%
Clearway Energy Inc (29) (837) 0.5%
Constellation Energy Corp (235) (46,274) 27.0%
Innergex Renewable Energy Inc (96) (876) 0.5%
NextEra Energy Inc (100) (8,029) 4.7%
Northland Power Inc (200) (4,119) 2.4%
Public Service Enterprise Group Inc (349) (28,181) 16.4%
Vistra Corp (562) (47,986) 28.0%
Total $(171,582) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,954) $(33,468) 15.8%
Atlantica Sustainable Infrastructure PLC (350) (5,994) 2.8%
Brookfield Renewable Corp (238) (4,075) 1.9%
Clearway Energy Inc (60) (1,033) 0.5%
Constellation Energy Corp (3,334) (57,104) 27.0%
Innergex Renewable Energy Inc (63) (1,081) 0.5%
NextEra Energy Inc (578) (9,908) 4.7%
Northland Power Inc (297) (5,084) 2.4%
Public Service Enterprise Group Inc (2,030) (34,776) 16.4%
Vistra Corp (3,457) (59,216) 28.0%
Total $(211,740) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,516) $(25,967) 15.8%
Atlantica Sustainable Infrastructure PLC (271) (4,651) 2.8%
Brookfield Renewable Corp (185) (3,162) 1.9%

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

Clearway Energy Inc (47) (802) 0.5%
Constellation Energy Corp (2,586) (44,305) 27.0%
Innergex Renewable Energy Inc (49) (839) 0.5%
NextEra Energy Inc (449) (7,687) 4.7%
Northland Power Inc (230) (3,944) 2.4%
Public Service Enterprise Group Inc (1,575) (26,982) 16.4%
Vistra Corp (2,682) (45,944) 28.0%
Total $(164,281) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,863) $(49,048) 15.8%
Atlantica Sustainable Infrastructure PLC (513) (8,784) 2.8%
Brookfield Renewable Corp (349) (5,972) 1.9%
Clearway Energy Inc (88) (1,514) 0.5%
Constellation Energy Corp (4,885) (83,688) 27.0%
Innergex Renewable Energy Inc (92) (1,584) 0.5%
NextEra Energy Inc (848) (14,520) 4.7%
Northland Power Inc (435) (7,450) 2.4%
Public Service Enterprise Group Inc (2,975) (50,966) 16.4%
Vistra Corp (5,066) (86,782) 28.0%
Total $(310,308) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,954) $(33,468) 15.8%
Atlantica Sustainable Infrastructure PLC (350) (5,994) 2.8%
Brookfield Renewable Corp (238) (4,075) 1.9%
Clearway Energy Inc (60) (1,033) 0.5%
Constellation Energy Corp (3,334) (57,104) 27.0%
Innergex Renewable Energy Inc (63) (1,081) 0.5%
NextEra Energy Inc (578) (9,908) 4.7%
Northland Power Inc (297) (5,084) 2.4%
Public Service Enterprise Group Inc (2,030) (34,776) 16.4%
Vistra Corp (3,457) (59,216) 28.0%
Total $(211,740) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,369) $(57,704) 15.8%
Atlantica Sustainable Infrastructure PLC (603) (10,335) 2.8%
Brookfield Renewable Corp (410) (7,026) 1.9%
Clearway Energy Inc (104) (1,781) 0.5%
Constellation Energy Corp (5,748) (98,456) 27.0%
Innergex Renewable Energy Inc (109) (1,864) 0.5%
NextEra Energy Inc (997) (17,082) 4.7%
Northland Power Inc (512) (8,765) 2.4%
Public Service Enterprise Group Inc (3,500) (59,959) 16.4%
Vistra Corp (5,960) (102,097) 28.0%
Total $(365,068) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,200) $(54,818) 15.8%
Atlantica Sustainable Infrastructure PLC (573) (9,818) 2.8%
Brookfield Renewable Corp (390) (6,675) 1.9%
Clearway Energy Inc (99) (1,692) 0.5%
Constellation Energy Corp (5,460) (93,533) 27.0%
Innergex Renewable Energy Inc (103) (1,770) 0.5%
NextEra Energy Inc (947) (16,228) 4.7%
Northland Power Inc (486) (8,326) 2.4%
Public Service Enterprise Group Inc (3,325) (56,961) 16.4%
Vistra Corp (5,662) (96,992) 28.0%
Total $(346,815) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (3,436) $(58,858) 15.8%

Atlantica Sustainable Infrastructure PLC (615) (10,541) 2.8%
Brookfield Renewable Corp (418) (7,166) 1.9%
Clearway Energy Inc (106) (1,817) 0.5%
Constellation Energy Corp (5,863) (100,425) 27.0%
Innergex Renewable Energy Inc (111) (1,901) 0.5%
NextEra Energy Inc (1,017) (17,424) 4.7%
Northland Power Inc (522) (8,940) 2.4%
Public Service Enterprise Group Inc (3,570) (61,159) 16.4%
Vistra Corp (6,079) (104,139) 28.0%
Total $(372,370) 100%
(m) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,897) $(49,623) 16.8%
Brookfield Renewable Corp (208) (5,914) 2.0%
Clearway Energy Inc (51) (1,481) 0.5%
Constellation Energy Corp (416) (81,838) 27.7%
Innergex Renewable Energy Inc (179) (1,628) 0.6%
NextEra Energy Inc (177) (14,277) 4.8%
Northland Power Inc (388) (8,012) 2.7%
Public Service Enterprise Group Inc (631) (50,923) 17.2%
Vistra Corp (958) (81,835) 27.7%
Total $(295,531) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.